Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	SNDL Inc.
Entity Central Index Key	0001766600
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Incorporation, State or Country Code	A0
Entity Primary SIC Number	2833
Entity Common Stock, Shares Outstanding	263,359,123
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SNDL
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity File Number	001-39005
Entity Address, State or Province	AB
Entity Address, Address Line One	101, 17220
Entity Address, Address Line Two	Stony Plain Road NW
Entity Address, City or Town	Edmonton
Entity Address, Postal Zip Code	T5S 1K6
City Area Code	780
Local Phone Number	944-9994
Document Annual Report	true
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction Flag	false
Auditor Name	CBIZ CPAs P.C. (“CBIZ”)
Auditor Location	New York, New York, United States
Auditor Firm ID	199
Auditor Opinion

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of SNDL Inc. (the “Company”) as of December 31, 2025, the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity and cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”).

In our opinion, based on our audit, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Boards (“IFRS”).

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the Company's internal control over financial reporting as of December 31, 2025, based on the criteria established in Internal Control- Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO) in 2013 and our report dated March 11, 2026, expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

Business Contact
Document Information [Line Items]
Entity Address, State or Province	NY
Entity Address, Address Line One	19 West 44th Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036-8401
City Area Code	877
Local Phone Number	374 6010
Contact Personnel Name	Corporation Service Company